Commitments And Contingencies (Details) - USD ($) $ in Millions	12 Months Ended
	May 29, 2016	May 31, 2015
Commitments and Contingencies [Line Items]
Guarantees of leased properties assigned to third parties	$ 154.2	$ 147.7
Fair value of potential payments discounted at pre-tax cost of capital related to guarantee obligations	$ 119.3	113.4
Lease expiration date	fiscal 2017 through fiscal 2027
Workers Compensation And General Liabilities Accrued
Commitments and Contingencies [Line Items]
Standby letters of credit	$ 116.5	124.2
Operating Lease Obligation
Commitments and Contingencies [Line Items]
Standby letters of credit	$ 8.4	$ 14.0